DIVIDENDS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of share capital, reserves and other equity interest [Abstract]
Schedule of dividends paid

	US Dollars
Figures in millions	2025	2024	2023
Ordinary shares (1)
Dividend number 126 of 322 SA cents per share was declared on 22 February 2023 and paid on 31 March 2023 (18 US cents per share)			76
Dividend number 127 of 70 SA cents per share was declared on 4 August 2023 and paid on 8 September 2023 (4 US cents per share)			15
Dividend number 1 of 19 US cents per share was declared on 23 February 2024 and paid on 28 March 2024		80
Dividend number 2 of 22 US cents per share was declared on 6 August 2024 and paid on 13 September 2024		92
Dividend number 3 of 69 US cents per share was declared on 19 February 2025 and paid on 28 March 2025	351
Dividend number 4 of 12.5 US cents per share was declared on 9 May 2025 and paid on 13 June 2025	64
Dividend number 5 of 80 US cents per share was declared on 1 August 2025 and paid on 5 September 2025	403
Dividend number 6 of 91 US cents per share was declared on 11 November 2025 and paid on 12 December 2025	465
	1,283	172	91
(1) For proposed dividends subsequent to year-end, refer to Note 35.
The Group has elected to classify dividends paid as financing activities on the statement of cash flows.